Note D - Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 221935537 001 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]

NOTE D - RELATED PARTY TRANSACTIONS

At December 31, 2025 and 2024, investments include 100,026 and 114,183 shares of the Corporation's unitized stock fund valued at $9,229,485 and $17,992,176 respectively. During the year ended December 31, 2025, the Plan purchased and sold $923,800 and $2,915,607, respectively, of the Corporation’s unitized stock fund. The Plan also permits notes receivable from participants. Accordingly, these transactions qualify as party-in-interest transactions and are exempt from the prohibited transaction rules.